SUPPLEMENT DATED JUNE 18, 2024
To the following variable annuity prospectuses:

Allianz Index Advantage®
Allianz Index Advantage Income®
Allianz Index Advantage NF®

Dated June 18, 2024

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective June 18, 2024, the Allianz Index Advantage®, Allianz Index Advantage Income®, and Allianz Index Advantage NF® contracts are no longer offered for sale.

PRO-002-0524
(IXA-003, IXA-003-NF, IAI-003)